Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions
Related Party Transactions

18.   Related Party Transactions

The accompanying consolidated statements of (loss) income and comprehensive (loss) income include expenses and revenues to and from related parties for the years ended December 31, 2020, 2019 and 2018 as follows:

	For the Year Ended December 31,
(in thousands)	2020	2019	2018
Revenues	$1,973	$2,373	$2,431
Total revenues from related parties	$1,973	$2,373	$2,431
Cost of services	$(2,137)	$(3,753)	$(4,985)
General and administrative	(231)	(288)	(222)
Total expense from related parties	$(2,368)	$(4,041)	$(5,207)

The accompanying consolidated balance sheets include accruals from related parties as of December 31, 2020 and 2019 as follows:

	As of December 31,
(in thousands)	2020	2019
Current liabilities:
Accounts payable	$2,725	$2,500
Total liabilities from related parties	$2,725	$2,500

In 2020, the related party transactions included the following:

•

The Company purchased PPO network services from a company controlled by Hellman & Friedman LLC to supplement our provider network. We also recognize revenues from that same company for the use of our provider network and other claims processing services.

•	The Company has obtained insurance brokered through a company controlled by Hellman & Friedman LLC.
•

The Company compensates a non-employee member of the Board for his services on the Board. The Company also purchases cyber security risk management services from a company controlled by that same member of the Board.

•	The Company reimburses Hellman & Friedman LLC for reasonable out of pocket expenses that include travel, lodging, meals, and any similar expenses.
•	Companies controlled or managed by members of the Board have participated in the PIPE Investment, including the Senior Convertible PIK Notes.
•	The Company purchased advisory services in connection with the Transactions from companies controlled or managed by members of the Board.